Securities issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Securities Issued [Line Items]
Securities issued	R$ 6,202,165	R$ 3,572,093
Real estate loans pledged as collateral	5,794,144	3,546,939
Securities	12,448,565	12,757,687
Securities [Member]
Securities Issued [Line Items]
Securities		12,757,687
Up to 3 months
Securities Issued [Line Items]
Securities	666,788
Up to 3 months | Securities [Member]
Securities Issued [Line Items]
Securities		474,509
1 year to 3 years
Securities Issued [Line Items]
Securities	1,167,876
1 year to 3 years | Securities [Member]
Securities Issued [Line Items]
Securities		1,284,252
From 3 to 5 years
Securities Issued [Line Items]
Securities	3,395,893
From 3 to 5 years | Securities [Member]
Securities Issued [Line Items]
Securities		2,308,851
Above 5 years
Securities Issued [Line Items]
Securities	6,945,519
Above 5 years | Securities [Member]
Securities Issued [Line Items]
Securities		8,487,058
3 months to 1 year
Securities Issued [Line Items]
Securities	272,489
3 months to 1 year | Securities [Member]
Securities Issued [Line Items]
Securities		203,017
Fair value through other comprehensive income - FVOCI
Securities Issued [Line Items]
Securities	9,699,546	11,137,938
Fair value through other comprehensive income - FVOCI | Securities [Member]
Securities Issued [Line Items]
Securities	9,699,546	11,137,938
Fair value through other comprehensive income - FVOCI | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	4,652,445	6,201,734
Fair value through other comprehensive income - FVOCI | Debentures
Securities Issued [Line Items]
Securities	684,153	440,093
Fair value through other comprehensive income - FVOCI | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	203,350	307,667
Fair value through other comprehensive income - FVOCI | Financial Bills
Securities Issued [Line Items]
Securities	5,771	56,439
Fair value through other comprehensive income - FVOCI | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	3,541,780	3,675,236
Fair value through other comprehensive income - FVOCI | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	589,496	412,963
Fair value through other comprehensive income - FVOCI | Commercial Promissory Note
Securities Issued [Line Items]
Securities	22,551	30,087
Fair value through other comprehensive income - FVOCI | Investment fund quotas
Securities Issued [Line Items]
Securities	0	13,719
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Securities	9,699,546	11,137,938
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	4,652,445	6,201,734
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Debentures
Securities Issued [Line Items]
Securities	684,153	440,093
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	203,350	307,667
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Financial Bills
Securities Issued [Line Items]
Securities	5,771	56,439
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	3,541,780	3,675,236
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	589,496
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Securities	22,551	30,087
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Investment fund quotas
Securities Issued [Line Items]
Securities		13,719
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Letters National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities		412,963
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Up to 3 months
Securities Issued [Line Items]
Securities	24,102	84,388
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Up to 3 months | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	24,102	70,669
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Up to 3 months | Investment fund quotas
Securities Issued [Line Items]
Securities		13,719
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	732,004	1,023,883
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	2	781,179
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Securities	120,434	78,600
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	7,721	49,524
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Financial Bills
Securities Issued [Line Items]
Securities	2,099	13,089
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	151,677
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	450,070
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Commercial Promissory Note
Securities Issued [Line Items]
Securities	1
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 1 year to 3 years | Letters National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities		101,491
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years
Securities Issued [Line Items]
Securities	2,999,773	2,129,437
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	1,548,011	1,400,473
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Debentures
Securities Issued [Line Items]
Securities	270,448	172,128
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	15,877	50,293
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Financial Bills
Securities Issued [Line Items]
Securities	1,161	14,686
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	1,002,300	150,298
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	139,426
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Commercial Promissory Note
Securities Issued [Line Items]
Securities	22,550	30,087
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | From 3 to 5 years | Letters National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities		311,472
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years
Securities Issued [Line Items]
Securities	5,943,846	7,768,495
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	3,080,330	3,820,269
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years | Debentures
Securities Issued [Line Items]
Securities	293,450	186,774
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	179,752	207,850
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years | Financial Bills
Securities Issued [Line Items]
Securities	2,511	28,664
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | Above 5 years | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	2,387,803	3,524,938
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 3 months to 1 year
Securities Issued [Line Items]
Securities		131,735
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 3 months to 1 year | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities		129,144
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member] | 3 months to 1 year | Debentures
Securities Issued [Line Items]
Securities		2,591
Amortized cost
Securities Issued [Line Items]
Securities	31,115,553	23,009,490
Amortized cost | Securities [Member]
Securities Issued [Line Items]
Securities	1,290,355	841,332
Amortized cost | Debentures
Securities Issued [Line Items]
Securities	112,914	185,136
Amortized cost | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	0	11,353
Amortized cost | Financial Bills
Securities Issued [Line Items]
Securities	0	11,676
Amortized cost | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	645,373	605,092
Amortized cost | Rural Product Bill
Securities Issued [Line Items]
Securities	532,068	28,075
Amortized cost | Amortized cost [Member]
Securities Issued [Line Items]
Securities	1,290,355	841,332
Amortized cost | Amortized cost [Member] | Debentures
Securities Issued [Line Items]
Securities	112,914	185,136
Amortized cost | Amortized cost [Member] | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities		11,353
Amortized cost | Amortized cost [Member] | Financial Bills
Securities Issued [Line Items]
Securities		11,676
Amortized cost | Amortized cost [Member] | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	645,373	605,092
Amortized cost | Amortized cost [Member] | Rural Product Bill
Securities Issued [Line Items]
Securities	532,068	28,075
Amortized cost | Amortized cost [Member] | Up to 3 months
Securities Issued [Line Items]
Securities	95,316	11,353
Amortized cost | Amortized cost [Member] | Up to 3 months | Debentures
Securities Issued [Line Items]
Securities	15,777
Amortized cost | Amortized cost [Member] | Up to 3 months | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities		11,353
Amortized cost | Amortized cost [Member] | Up to 3 months | Rural Product Bill
Securities Issued [Line Items]
Securities	79,539
Amortized cost | Amortized cost [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	253,811	140,336
Amortized cost | Amortized cost [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Securities	75,975	125,277
Amortized cost | Amortized cost [Member] | 1 year to 3 years | Rural Product Bill
Securities Issued [Line Items]
Securities	177,836	15,059
Amortized cost | Amortized cost [Member] | From 3 to 5 years
Securities Issued [Line Items]
Securities	95,712	25,042
Amortized cost | Amortized cost [Member] | From 3 to 5 years | Debentures
Securities Issued [Line Items]
Securities		25,042
Amortized cost | Amortized cost [Member] | From 3 to 5 years | Rural Product Bill
Securities Issued [Line Items]
Securities	95,712
Amortized cost | Amortized cost [Member] | Above 5 years
Securities Issued [Line Items]
Securities	647,696	605,092
Amortized cost | Amortized cost [Member] | Above 5 years | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	645,373	605,092
Amortized cost | Amortized cost [Member] | Above 5 years | Rural Product Bill
Securities Issued [Line Items]
Securities	2,323
Amortized cost | Amortized cost [Member] | 3 months to 1 year
Securities Issued [Line Items]
Securities	197,820	59,509
Amortized cost | Amortized cost [Member] | 3 months to 1 year | Debentures
Securities Issued [Line Items]
Securities	21,162	34,817
Amortized cost | Amortized cost [Member] | 3 months to 1 year | Financial Bills
Securities Issued [Line Items]
Securities		11,676
Amortized cost | Amortized cost [Member] | 3 months to 1 year | Rural Product Bill
Securities Issued [Line Items]
Securities	176,658	13,016
Fair value through profit or loss - FVTPL
Securities Issued [Line Items]
Securities	1,545,982	942,752
Fair value through profit or loss - FVTPL | Securities [Member]
Securities Issued [Line Items]
Securities	1,458,664	778,417
Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	37,131	65,729
Fair value through profit or loss - FVTPL | Debentures
Securities Issued [Line Items]
Securities	435,755	273,716
Fair value through profit or loss - FVTPL | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	44,453	41,579
Fair value through profit or loss - FVTPL | Financial Bills
Securities Issued [Line Items]
Securities	101,467	40,384
Fair value through profit or loss - FVTPL | Commercial Promissory Note
Securities Issued [Line Items]
Securities	5,157	0
Fair value through profit or loss - FVTPL | Investment fund quotas
Securities Issued [Line Items]
Securities	529,903	298,992
Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	237,750	10,648
Fair value through profit or loss - FVTPL | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	44,638	25,092
Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	20,413	14,552
Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	1,613	7,322
Fair value through profit or loss - FVTPL | Others
Securities Issued [Line Items]
Securities	384	403
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Securities	1,458,664	778,417
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	37,131
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Debentures
Securities Issued [Line Items]
Securities	435,755	65,729
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	44,453	41,579
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Financial Bills
Securities Issued [Line Items]
Securities	101,467	40,384
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities		403
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Commercial Promissory Note
Securities Issued [Line Items]
Securities	5,157	10,648
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Investment fund quotas
Securities Issued [Line Items]
Securities	529,903	298,992
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	237,750	273,716
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	44,638	25,092
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	20,413	14,552
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	1,613	7,322
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Others
Securities Issued [Line Items]
Securities	384
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months
Securities Issued [Line Items]
Securities	547,370	378,768
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Debentures
Securities Issued [Line Items]
Securities	2,139	22,752
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	5,236	7,694
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities		403
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Commercial Promissory Note
Securities Issued [Line Items]
Securities		10,648
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Investment fund quotas
Securities Issued [Line Items]
Securities	529,903	298,992
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities		16,690
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	9,648	265
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	391	14,552
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Up to 3 months | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	53	6,772
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	182,240	120,033
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	14,407
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Debentures
Securities Issued [Line Items]
Securities	71,217	18,127
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	17,926	13,683
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Financial Bills
Securities Issued [Line Items]
Securities	40,820	31,224
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Commercial Promissory Note
Securities Issued [Line Items]
Securities	5,157
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	8,595	42,542
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	12,638	14,260
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	11,227
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 1 year to 3 years | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	253	197
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years
Securities Issued [Line Items]
Securities	300,408	154,372
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	22,724
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Debentures
Securities Issued [Line Items]
Securities	181,272	14,782
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	5,180	7,310
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Financial Bills
Securities Issued [Line Items]
Securities	5,023	3,248
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	76,123	127,525
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	5,813	1,507
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | From 3 to 5 years | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	4,273
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years
Securities Issued [Line Items]
Securities	353,977	113,471
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Debentures
Securities Issued [Line Items]
Securities	175,693	10,068
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	15,528	10,581
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Financial Bills
Securities Issued [Line Items]
Securities	4,776	4,766
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	151,125	86,856
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	3,551	1,200
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	2,920
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | Above 5 years | Others
Securities Issued [Line Items]
Securities	384
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year
Securities Issued [Line Items]
Securities	74,669	11,773
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Debentures
Securities Issued [Line Items]
Securities	5,434
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	583	2,311
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Financial Bills
Securities Issued [Line Items]
Securities	50,848	1,146
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	1,907	103
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	12,988	7,860
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	1,602
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL [Member] | 3 months to 1 year | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	1,307	353
Financial Bills
Securities Issued [Line Items]
Securities issued	67,014	25,154
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	5,794,144	R$ 3,546,939
Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities issued	R$ 341,007